Share-Based Payments (Restricted Stock) (Details) - Restricted Stock Units	12 Months Ended
Jun. 30, 2016 $ / shares shares
Shares
Nonvested, beginning balance (in shares) | shares	23,313
Granted (in shares) | shares	17,571
Vested (in shares) | shares	(19,138)
Forfeited and canceled (in shares) | shares	(17,704)
Nonvested, ending balance (in shares) | shares	4,042
Weighted Average Grant Date Fair Value
Nonvested, beginning balance (in dollars per share) | $ / shares	$ 1,044.60
Granted (in dollars per share) | $ / shares	32.60
Vested (in dollars per share) | $ / shares	944.60
Forfeited and canceled (in dollars per share) | $ / shares	74.80
Nonvested, ending balance (in dollars per share) | $ / shares	$ 2,740.40